CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Promissory Notes Payable [Member]
Schedule of Debt [Table Text Block]
		Stated		Principal Balance Outstanding
		Interest		As of December 31,
Issue Date	Maturity Date	Rate	Conversion Terms	2014	2013
6/5/2013	12/2/2013	6.0%	Fixed at $3.00	—	$20
11/4/2012	5/3/2013	6.0%	Fixed at $1.50	—	10
8/23/2012	2/19/2013	6.0%	Fixed at $2.25	—	50
11/2012	On Demand	None	Refundable excess payment	—	1
6/6/2011	6/6/2013	5.0%	Variable at $6.00	—	10
4/11/2011	4/11/2013	5.0%	Variable at $6.00	—	25
5/1/2011	5/1/2013	5.0%	Fixed at $15.00	—	4
4/1/2011	4/1/2013	5.0%	Fixed at $15.00	—	4
Total convertible promissory notes				$—	$124

Senior Convertible Debentures 8 [Member]
Schedule of Debt [Table Text Block]
8% Senior convertible debentures
		Stated		Principal Balance Outstanding
	Maturity	Interest		As of December 31,
Issue Date	Date	Rate	Conversion Terms	2014	2013
10/2/2013	10/2/2014	8.0%	Variable conversion price	$—	$1,789
9/6/2013	9/6/2014	8.0%	Variable conversion price	—	1,544
Total principal				—	3,333
Discount on convertible promissory notes				—	(2,401)
8% senior convertible debentures, net				$—	$932